Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Abstract]
Prepaid loan fees	$ 9,446	$ 1,297
Long-term deposits	4,309	4,805
Other assets, net	1,196	1,495
Total	$ 14,951	$ 7,597